Income tax expense and other taxes - Schedule of reconciliation between tax expense and the product (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax expense [abstract]
Income tax at Colombian statutory rate	33.00%	37.00%	40.00%
Productive fixed assets special deduction	0.00%	(267.00%)	(45.00%)
Permanent differences	(16.00%)	(391.00%)	139.00%
Non-deductible taxes	0.00%	16.00%	3.00%
Effect of tax exemptions and tax rates in foreign jurisdictions	(1.00%)	125.00%	(118.00%)
Non recognized deferred tax assets	(9.00%)	(545.00%)	(142.00%)
Losses of tax reversion	0.00%	0.00%	185.00%
Exchange rate differences	(10.00%)	(1066.00%)	(49.00%)
Prior year adjustments	0.00%	(6.00%)	0.00%
Other	0.00%	0.00%	9.00%
Changes in tax rates	0.00%	60.00%	(2.00%)
Effective tax rate	(3.00%)	95.00%	20.00%
Net (loss) profit for the year	$ (893,995)	$ 1,143	$ 82,032
Total, income tax expense	23,983	20,213	20,109
(Loss) Profit before income tax	(870,012)	21,356	102,141
Income tax at Colombian statutory rate	(287,104)	7,902	40,856
Productive fixed assets special deduction		(57,229)	(45,868)
Permanent differences (1)	136,798	(83,458)	141,508
Non-deductible taxes	(167)	3,413	3,124
Effect of tax exemptions and tax rates in foreign jurisdictions	8,974	26,699	(120,797)
Non recognized deferred tax assets	82,362	(116,362)	(144,965)
Losses of tax reversion			188,640
Exchange rate differences	82,596	227,692	(49,595)
Prior year adjustments	(36)	(1,245)
Other			9,498
Changes in tax rates	$ 560	$ 12,801	$ (2,292)